Retained Earnings and Accumulated Other Comprehensive Income - Accumulated Other Comprehensive Income (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accumulated at beginning	$ (13,621,992)
Accumulated at ending	(10,823,878)	$ (13,621,992)
Accumulated Other Comprehensive Income (loss)
Accumulated at beginning	(13,621,992)	(15,556,848)
Changes in other comprehensive income	2,798,114	1,934,856
Accumulated at ending	(10,823,878)	(13,621,992)
Open-Ended Fund
Accumulated at beginning	1,505,142	1,524,860
Changes in other comprehensive income	(131,957)	(19,718)
Accumulated at ending	1,373,185	1,505,142
Other Equity Instruments
Accumulated at beginning	515,047	638,406
Changes in other comprehensive income	(906,658)	(123,359)
Accumulated at ending	(391,611)	515,047
Warrants Exercisable for Common Stock of UHI
Accumulated at beginning	(23,602,220)	(23,602,220)
Accumulated at ending	(23,602,220)	(23,602,220)
Exchange Differences on Translating Foreign Operations
Accumulated at beginning	934,473	850,241
Changes in other comprehensive income	(124,179)	84,232
Accumulated at ending	810,294	934,473
Remeasurement of Post-Employment Benefit Obligations
Accumulated at beginning	(1,058,754)	(1,350,451)
Changes in other comprehensive income	150,343	291,697
Accumulated at ending	(908,411)	(1,058,754)
Derivative Financial Instruments Cash Flow Hedges
Accumulated at beginning	12,093	(1,915,508)
Changes in other comprehensive income	395,807	1,927,601
Accumulated at ending	407,900	12,093
Share of Income (Loss) of Associates and Joint Ventures
Accumulated at beginning	109,266	(136,448)
Changes in other comprehensive income	4,245,546	245,714
Accumulated at ending	4,354,812	109,266
Income Tax
Accumulated at beginning	7,962,961	8,434,272
Changes in other comprehensive income	(830,788)	(471,311)
Accumulated at ending	$ 7,132,173	$ 7,962,961